Related Parties - Schedule of Key Management Compensation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Key Management Compensation [Abstract]
Short-term compensation (including salary)	R$ 6,438	R$ 93	R$ 434
Short-term employee benefits		48	72
Termination benefits			62
Share-based compensation	14,952	17,134	16,685
Total	R$ 21,390	R$ 17,275	R$ 17,253